Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	VALUE LINE ASSET ALLOCATION FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000904170
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2016
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
VALUE LINE ASSET ALLOCATION FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Asset Allocation Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Value Line Asset Allocation Fund, Inc. (the “Fund”) is to achieve a high total investment return (current income and capital appreciation) consistent with reasonable risk. For this purpose, risk takes into account volatility and other factors as determined by the Adviser.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate for the Investor Class and the Institutional Class was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same  and that the expense reimbursement is in place through July 31, 2017 only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests in a broad range of common stocks, bonds and money market instruments in accordance with an asset allocation strategy based primarily on data derived from proprietary computer models for the stock and bond markets developed by Value Line, Inc. (“Value Line”). The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade and (c) money market instruments, which the Fund defines as debt securities with maturities of less than one year. There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities.

Investment in Debt Securities. The debt securities in which the Fund invests are principally, as measured by the number and total value of purchases, investment grade debt securities issued by U.S. corporations rated within one of the four highest categories of a nationally recognized statistical rating organization (“NRSRO”) (that is, rated BBB or higher by Standard & Poor’s Rating Group or an equivalent rating by another rating organization, or, if not rated, believed by the Adviser to be of equivalent credit quality). On occasion, the Fund may invest in debt securities rated below BBB (commonly referred to as “junk” bonds) which may have certain speculative characteristics and in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage backed securities issued by government sponsored enterprises. In selecting debt securities, the Adviser evaluates the credit quality of the debt security and its value relative to comparable securities as well as its historic trading level.  The Fund may, but need not, sell a debt security if its rating falls below the four highest categories. The Fund may invest in debt securities with either fixed or variable reset terms.

Investment in Equity Securities. While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line TimelinessTM Ranking System or the Value Line PerformanceTM Ranking System (the “Ranking Systems”) in selecting equity securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 2,900 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System. The Fund’s investments usually, as measured by the number and total value of purchases, are selected from common stocks issued by companies that are ranked 1, 2 or 3 by either Ranking System at the time of purchase. There are no set limitations of investments in any category or according to a company’s size. The Adviser relies primarily on the rankings of companies by the Ranking Systems in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Fund shall invest and in what amounts such investments shall be made taking into account the potential risk and reward of each investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests in a broad range of common stocks, bonds and money market instruments in accordance with an asset allocation strategy based primarily on data derived from proprietary computer models for the stock and bond markets developed by Value Line, Inc. (“Value Line”). The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade and (c) money market instruments, which the Fund defines as debt securities with maturities of less than one year. There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. The risks vary depending upon the Fund’s mix of stocks, bonds and money market securities. Therefore, before you invest in the Fund you should carefully evaluate the risks.

■

Market Risk. The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole.

■	Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■	Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s selection and weighting of different asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Fund’s weightings among different asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of stocks, debt securities and money market securities in its portfolio.

■	Interest Rate and Reinvestment Risk. The income on and market price of debt securities fluctuate with changes in interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the market prices of debt securities usually increase, but the Fund’s income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

■	Inflation Risk. Debt securities (excluding inflation-indexed securities) are subject to long-term erosion in purchasing power, and such erosion may exceed any return received by the Fund with respect to a debt security.

■	Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is greater for corporate, mortgage-backed, asset-backed, and foreign government debt securities than for U.S. government debt securities.

■	Below Investment Grade Credit Risk. Below investment grade securities (commonly called “high yield” or “junk” bonds) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness or the risky nature of an investment for which limited or no recourse to the issuer is provided. The market prices of these debt securities usually fluctuate more than that of investment grade debt securities and may decline more significantly in periods of general economic difficulty.

■	Prepayment and Extension Risk. Many debt securities give the issuer the option to prepay principal prior to maturity. During periods of falling interest rates, prepayments may accelerate and the Fund may be forced to reinvest the proceeds at a lower interest rate. When interest rates rise, the term of a debt security is at greater risk of extension because rates of prepayments fall and rates of late payments and defaults rise. Extending the duration of a security “locks in” lower interest rates if the extension occurs in a rising interest rate environment.

■	Government Securities. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are not backed by the full faith and credit of the U.S., and are neither issued nor guaranteed by the U.S. Treasury. Even securities that are backed by the full faith and credit of the U.S. may be adversely affected as to market prices and yields if the long-term sovereign credit rating of the U.S. is further downgraded, as it was by Standard & Poors in 2011.

■	Mortgage-Backed/Asset-Backed Securities. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased interest rate risk, prepayment risk and extension risk.

■	Ratings Reliance Risk. A rating by a NRSRO represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings by NRSROs present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate.

■	Ranking Systems Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.

■	Small Capitalization Companies Risk. Investing in the securities of a small or micro capitalization company poses greater risk than investing in larger, more established companies. Small or micro capitalization companies often have more volatile market prices, less capital, a shorter history of operations, and less experienced management than larger companies.

■	Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund’s portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results.

■	Cyber Security Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 23.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of both a broad based market index (the S&P 500 Index) and a custom index comprised of the returns of the S&P 500® Index (weighted 60%), and the Barclays Capital Aggregate Bond Index (weighted 40%), which measures the performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is shown for Institutional Class shares because this class had not completed a full calendar year of operations at December 31, 2015. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns of Investor Class (before taxes) as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2 2009	+12.64%
Worst Quarter:	Q4 2008	(-17.46%)

As of June 30, 2016, the Fund had a year-to-date total return of 4.84%.

After-tax returns for Investor Class shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). No performance is shown for Institutional Class shares because this class had not completed a full calendar year of operations at December 31, 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns for Investor Class shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

VALUE LINE ASSET ALLOCATION FUND INC | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLAAX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	$ 1,432
2006	rr_AnnualReturn2006	7.08%
2007	rr_AnnualReturn2007	15.25%
2008	rr_AnnualReturn2008	(29.31%)
2009	rr_AnnualReturn2009	16.39%
2010	rr_AnnualReturn2010	17.00%
2011	rr_AnnualReturn2011	6.02%
2012	rr_AnnualReturn2012	14.70%
2013	rr_AnnualReturn2013	20.32%
2014	rr_AnnualReturn2014	6.93%
2015	rr_AnnualReturn2015	1.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.46%)
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	1.09%
5 Years	rr_AverageAnnualReturnYear05	9.60%
10 Years	rr_AverageAnnualReturnYear10	6.51%
VALUE LINE ASSET ALLOCATION FUND INC | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLAIX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.98%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	$ 1,143
VALUE LINE ASSET ALLOCATION FUND INC | Return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	9.01%
10 Years	rr_AverageAnnualReturnYear10	5.90%
VALUE LINE ASSET ALLOCATION FUND INC | Return after taxes on distribution and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	Return after taxes on distribution and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	1.19%
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	5.27%
VALUE LINE ASSET ALLOCATION FUND INC | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
VALUE LINE ASSET ALLOCATION FUND INC | 60/40 S&P 500® Index/Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Value Line Asset Allocation Fund	rr_AverageAnnualReturnLabel	60/40 S&P 500® Index/Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.05%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.84%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.19%	[3]

[1]	The expense information in the table has been restated to reflect the elimination of the waiver of a portion of the 12b-1 fees (10 basis points) payable from assets attributable to Investor Class shares, effective August 1, 2015.
[2]	EULAV Asset Management (the "Adviser") and EULAV Securities LLC, the Fund's principal underwriter (the "Distributor"), have agreed to waive certain class-specific fees and/or pay certain class-specific expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class's class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) during the period March 17, 2016 through July 31, 2017 (the "Expense Limitation"). The information regarding the Institutional Class in the table has been restated to reflect the Expense Limitation. The Adviser and the Distributor may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Institutional Class's expense ratio is less than the Expense Limitation. The Expense Limitation can be terminated or modified before July 31, 2017 only with the agreement of the Fund's board.
[3]	This custom index is composed of a 60% weighting in the S&P® 500 Index and a 40% weighting in the Barclays Capital Aggregate Bond Index, calculated on a total return basis with dividends reinvested.